Financial Instruments And Financial Risk Management - Summary Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss (Detail)
€ in Thousands
	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	€ 826	€ (531)	€ 109
Average foreign exchange rate	0.8481	0.87322	0.88258
Closing foreign exchange rate	0.88292	0.8154	0.89160
Effects on Group Profit Loss [Member] | Increase by 5%
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	€ 1,490	€ (227)	€ (95)
Effects on Group Profit Loss [Member] | Increase by 5% | EUR
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	(328)	(262)	(173)
Effects on Group Profit Loss [Member] | Increase by 5% | USD
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	1,818	35	78
Effects on Group Profit Loss [Member] | Reduction by 5%
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	(1,490)	227	95
Effects on Group Profit Loss [Member] | Reduction by 5% | EUR
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	328	262	173
Effects on Group Profit Loss [Member] | Reduction by 5% | USD
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	(1,818)	(35)	(78)
Effects on Group Equity [Member] | Increase by 5%
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	1,493	(198)	(89)
Effects on Group Equity [Member] | Increase by 5% | EUR
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	(325)	(233)	(167)
Effects on Group Equity [Member] | Increase by 5% | USD
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	1,818	35	78
Effects on Group Equity [Member] | Reduction by 5%
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	(1,493)	198	89
Effects on Group Equity [Member] | Reduction by 5% | EUR
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	325	233	167
Effects on Group Equity [Member] | Reduction by 5% | USD
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	€ (1,818)	€ (35)	€ (78)